EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Common stock equivalents that could be convertible into common stock	11,966,234	12,304,709